Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Interest received	$ 93,506	$ 86,641	$ 81,054
Fees and other income received	17,876	16,029	15,346
Proceeds from sales of loans	149,775	160,816	157,261
Origination of loans held for sale	(135,835)	(161,114)	(153,882)
Interest paid	(8,612)	(8,278)	(8,728)
Cash paid to suppliers and employees	(57,643)	(53,454)	(51,474)
Income taxes paid	(16,400)	(13,837)	(13,937)
Net cash provided by operating activities	42,667	26,803	25,640
Cash flows from investing activities:
Purchase of available-for-sale securities	(96,180)	(181,285)	(125,000)
Proceeds from calls, maturities and paydowns of available-for-sale securities	38,839	102,596	95,620
Proceeds from sale of available-for-sale securities	35,555	90,007	42,845
Purchase of held-to-maturity securities	0	(11,479)	(4,413)
Proceeds from maturities and paydowns of held-to-maturity securities	3,859	2,742	4,079
Loans made to customers, net of repayments	(61,826)	(223,950)	(114,456)
Purchase of bank owned life insurance and annuity contracts	0	(11,916)	(8,464)
Purchase of bank premises and equipment	(12,660)	(5,147)	(4,612)
Proceeds from sale of other assets	43	15	12
Proceeds from sale of other real estate	2,876	581	3,000
Net cash used in investing activities	(89,494)	(237,836)	(111,389)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	87,116	158,775	160,760
Net increase (decrease) in time deposits	8,494	(6,490)	(31,180)
Net increase (decrease) in securities sold under agreements to repurchase	128	(1,299)	(1,402)
Dividends paid	(6,729)	(5,756)	(4,935)
Proceeds from sale of common stock pursuant to dividend reinvestment	5,266	4,316	3,511
Proceeds from sale of common stock pursuant to exercise of stock options	152	152	241
Net cash provided by financing activities	94,427	149,698	126,995
Net increase (decrease) in cash and cash equivalents	47,600	(61,335)	41,246
Cash and cash equivalents at beginning of year	47,918	109,253	68,007
Cash and cash equivalents at end of year	95,518	47,918	109,253
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	23,526	25,633	23,863
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	5,507	5,515	4,578
Provision for loan losses	1,681	379	388
Share based compensation expense	692	69	38
Provision for deferred tax expense (benefit)	(607)	(164)	1,238
Revaluation of deferred tax assets due to change in tax rates	3,603	0	0
Gains on sales of other real estate, net	(6)	(52)	(362)
Loss on sales of other assets	15	1	2
Loss on sales of premises and equipment	0	73	53
Security loss (gain)	175	(460)	(185)
Decrease (increase) in loans held for sale	9,682	(4,653)	(669)
Increase (decrease) in taxes payable	(42)	1,168	(1,413)
Increase in other assets, bank owned life insurance and annuity contract earnings	(1,231)	(2,408)	(1,161)
Decrease (increase) in accrued interest receivable	(162)	(860)	219
Increase (decrease) in interest payable	277	6	(120)
Increase (decrease) in other liabilities	(443)	2,556	(829)
Total adjustments	19,141	1,170	1,777
Net cash provided by operating activities	42,667	26,803	25,640
Supplemental Schedule of Non-Cash Activities:
Change in unrealized loss in value of securities available-for-sale, net of taxes of $1,035 in 2017, $2,006 in 2016, and $106 in 2015	(152)	(3,232)	(172)
Non-cash transfers from loans to other real estate	173	696	1,930
Non-cash transfers from other real estate to loans	195	1,050	1,180
Non-cash transfers from loans to other assets	$ 2	$ 16	$ 4